Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of right of use assets

The continuity of the right-of-use assets as of June 30, 2025 and 2024 is as follows:

Right-of-use asset	Office	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$314	$-	$947	$1,261
Addition from acquisition (note 19)	-	-	8,168	8,168
Additions – asset retirement cost	-	-	123	123
Additions	-	33	-	33
Modifications	(17)	-	-	(17)
Balance, June 30, 2025	$297	$33	$9,238	$9,568

Accumulated Depreciation:
Balance, June 30, 2024	$124	$-	$52	$176
Modifications	(5)	-	-	(5)
Depreciation	83	8	718	809
Balance, June 30, 2025	$202	$8	$770	$980
Net Book Value, June 30, 2025	$95	$25	$8,468	$8,588

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

13. Right-of-use assets and lease liabilities (continued):

Right-of-use asset	Office	IPP Facilities	Total
Cost:
Balance, June 30, 2023	$198	$-	$198
Addition	116	947	1,063
Balance, June 30, 2024	$314	$947	$1,261

Accumulated Depreciation:
Balance, June 30, 2023	$53	$-	$53
Depreciation	71	52	123
Balance, June 30, 2024	$124	$52	$176
Net Book Value, June 30, 2024	$190	$895	$1,085

Schedule of lease liabilities

The continuity of the lease liabilities as of June 30, 2025 and 2024 is as follows:

Lease liabilities	Office	Vehicle	IPP Facilities	Total
Balance, June 30, 2024	$230	$-	$912	$1,142
Additions from acquisition (note 19)	-	-	7,043	7,043
Additions	-	33	-	33
Modifications	(17)	-	-	(17)
Payments	(114)	(10)	(857)	(981)
Interest accretion	15	2	444	461
Balance, June 30, 2025	$114	$25	$7,542	$7,681
Current	94	11	886	991
Non-current	20	14	6,656	6,690
Balance, June 30, 2025	$114	$25	$7,542	$7,681

Lease liabilities	Office	IPP Facilities	Total
Balance, June 30, 2023	$173	$-	$173
Additions	116	947	1,063
Payments	(81)	(73)	(154)
Interest accretion	22	38	60
Balance, June 30, 2024	$230	$912	$1,142
Current	96	53	149
Non-current	134	859	993
Balance, June 30, 2024	$230	$912	$1,142

Schedule of maturity lease liabilities

The maturity analysis of the Company’s contractual undiscounted lease liabilities as of June 30, 2025 is as follows:

July 1, 2025 – June 30, 2026	$1,098
July 1, 2026 – June 30, 2027	910
July 1, 2027 – June 30, 2028	880
July 1, 2028 – June 30, 2029	877
July 1, 2029 onward	6,775
Total	$10,540